Fair Value of Financial Instruments Not Accounted For at Fair Value - Additional Information (Detail)	Dec. 31, 2017	Feb. 10, 2017	Dec. 31, 2016	Dec. 31, 2015
2017 Senior Unsecured Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate on bond	7.75%	7.75%	7.75%	7.75%